Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

11. GOODWILL

The changes in the carrying amount of goodwill by reporting units are presented in the table below:

	Licensing	Intelligent Systems	Enterprise Software	Total
Balance at December 31, 2016	$12,623	$-	$-	$12,623
Business acquisitions (Note 4)	-	16,066	12,680	28,746
Currency translations	-	1,218	-	1,218
Balance at December 31, 2017	$12,623	$17,284	$12,680	$42,587
Currency translations	-	(1,218)	-	(1,218)
Impairment	-	(16,066)	-	(16,066)
Balance at December 31, 2018	$12,623	$-	$12,680	$25,303

Goodwill recognized during the year ended December 31, 2017 totaled $30.0 million and related to the IRD, iCOMS and VIZIYA acquisitions. See Note 4, Business Combinations.

In accordance with the FASB guidance related to goodwill and other intangible assets, the Company is required to assess the carrying amount of its goodwill for potential impairment annually or more frequently if events or a change in circumstances indicate that impairment may have occurred. The Company tests goodwill for impairment annually in the fourth quarter of each year using data as of December 31 of that year. The Company opted to complete the first step under ASC350 by comparing the carrying value of each reporting unit with its fair value.

The Company determines fair value for each of the reporting units using the market approach, when available and appropriate, or the income approach, or a combination of both. The Company assesses the valuation methodology based upon the relevance and availability of the data at the time it performs the valuation. If multiple valuation methodologies are used, the results are weighted appropriately.

Valuations using the market approach are derived from metrics of publicly traded companies or historically completed transactions of comparable businesses. The selection of comparable businesses is based on the markets in which the reporting units operate giving consideration to risk profiles, size, geography and diversity of products and services. A market approach is limited to reporting units for which there are publicly traded companies that have characteristics similar to the Company’s businesses.

Under the income approach, fair value is determined based on the present value of estimated future cash flows, discounted at an appropriate risk-adjusted rate. The Company uses its internal forecasts to estimate future cash flows and include an estimate of long-term future growth rates based on its most recent views of the long-term outlook for each business. Actual results may differ from those assumed in these forecasts. The Company derives its discount rates using a capital asset pricing model and by analyzing published rates for industries relevant to its reporting units to estimate the cost of equity financing. The Company uses discount rates that are commensurate with the risks and uncertainty inherent in the respective businesses and in its internally developed forecasts. Discount rates used in these reporting unit valuations ranged from 14.5% to 25.0%.

Based on the results of quantitative testing, the fair values of each of the reporting units exceeded their carrying values except for the Intelligent Systems reporting unit which is consistent with our Intelligent Systems segment.

Accordingly, in the fourth quarter, the Company recorded a non-cash impairment loss of $16,066. The impairment loss included $246 of goodwill recorded as a result of the iCOMS acquisition which had been allocated to our Intelligent Systems reporting unit. After the impairment loss, there is no remaining goodwill associated with the Intelligent Systems reporting unit and $25,303 related to the Company’s Licensing and Enterprise Software reporting units at December 31, 2018.

Estimating the fair value of reporting units requires the use of estimates and significant judgments that are based on a number of factors including actual operating results. It is reasonably possible that the judgments and estimates described above could change in future periods.